Investment in and advances to Equity-Accounted for Investment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Long-term debt, gross	$ 249,568	$ 562,861
Equity income (loss)	5,100	2,345	$ 1,220
High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Long-term debt, gross	25,700	31,900
Equity income (loss)	$ 5,100	$ 2,300	$ 1,200
Percentage Of Exposure To Loan Guarantee	50.00%
Ownership percentage	50.00%